Investments in subsidiary undertakings, joint ventures and associates - Income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income statement:
Revenue	$ 10,740	$ 9,740	$ 8,985
Loss after tax for the year	2,415	1,712	(997)
The above loss for the year includes the following
Depreciation and amortisation	(523)	(524)	(494)
Interest income	3,095	2,947	2,597
Income tax credit	(824)	(560)	(478)
Mainland China joint venture
Income statement:
Revenue	3,491	1,676	1,023
Loss after tax for the year	282	(733)	(550)
The above loss for the year includes the following
Depreciation and amortisation	(38)	(39)	(43)
Interest income	582	543	569
Interest expense	(2)	(2)	(3)
Income tax credit	$ (36)	$ 422	$ 140